Financial instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 10,659	$ 9,261
Current trade receivables aging period	60 days	60 days
Bad debt expenses	$ 0	$ 0
Bonds and money market funds	9,214	19,955
Cash and money market funds	23,505	$ 41,491
Cash, Cash Equivalents and Eligible Short-term Investments
Disclosure of detailed information about financial instruments [line items]
Debt instrument collateral amount	20,000
Debt instrument collateral amount if FDA approval not obtained	$ 30,000
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings Interest rate	5.75%	5.75%
Interest rate, measurement | SOFR
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in cash flows	$ 70
Increase (decrease) in profit or loss	$ 70
Interest rate, measurement | Bonds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in accumulated other comprehensive	$ 79	$ 141
Increase (decrease) in fair value of assets	$ 79	141
Negative impact of market interest rates	0.50%
Interest rate, measurement | Cash and market funds
Disclosure of detailed information about financial instruments [line items]
Positive impact of market interest rates	0.50%
Increase (decrease) in cash flows	$ 118	207
Increase (decrease) in profit or loss	$ 118	$ 207
Negative impact of market interest rates	0.50%
CA$
Disclosure of detailed information about financial instruments [line items]
Positive percentage impact on foreign currency exposures	5.00%
Negative percentage impact on foreign currency exposures	5.00%